MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated June 12, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Funds found in the Prospectus:
The Funds do not currently charge a management fee. However, the Funds indirectly bear their pro-rata share of the expenses of the underlying funds in which they invest (Underlying Funds).
On or about August 1, 2020, the Funds will begin charging an all-inclusive management fee based on each share class of each Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Funds’ ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. Except for the MassMutual Select T. Rowe Price Retirement Balanced Fund, the all-inclusive management fee rate for the Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, each Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.

At the time the Funds implement these changes, the fee tables and expense examples will be revised as follows:
MassMutual Select T. Rowe Price Retirement Balanced Fund (page 3 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)	.40%	.55%	.55%	.55%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.46%	.61%	.86%	1.11%
Expense Reimbursement	(.13%)	(.13%)	(.13%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.33%	.48%	.73%	.98%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .33%, .48%, .73%, and .98% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$34	$127	$236	$556
Class M5	$49	$175	$319	$739
Class M4	$75	$254	$456	$1,038
Class M3	$100	$333	$591	$1,330

MassMutual Select T. Rowe Price Retirement 2005 Fund (page 11 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.42%	.57%	.57%	.57%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.07%	.07%	.07%	.07%
Total Annual Fund Operating Expenses	.49%	.64%	.89%	1.14%
Expense Reimbursement	(.14%)	(.14%)	(.14%)	(.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.35%	.50%	.75%	1.00%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .35%, .50%, .75%, and 1.00% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$36	$136	$253	$596
Class M5	$51	$184	$336	$779
Class M4	$77	$263	$473	$1,077
Class M3	$102	$341	$607	$1,368

MassMutual Select T. Rowe Price Retirement 2010 Fund (page 19 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.42%	.57%	.57%	.57%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.07%	.07%	.07%	.07%
Total Annual Fund Operating Expenses	.49%	.64%	.89%	1.14%
Expense Reimbursement	(.14%)	(.14%)	(.14%)	(.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.35%	.50%	.75%	1.00%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .35%, .50%, .75%, and 1.00% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$36	$136	$253	$596
Class M5	$51	$184	$336	$779
Class M4	$77	$263	$473	$1,077
Class M3	$102	$341	$607	$1,368

MassMutual Select T. Rowe Price Retirement 2015 Fund (page 27 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.45%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.51%	.66%	.91%	1.16%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.39%	.54%	.79%	1.04%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .39%, .54%, .79%, and 1.04% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$40	$144	$265	$618
Class M5	$55	$192	$348	$801
Class M4	$81	$271	$484	$1,099
Class M3	$106	$350	$619	$1,389

MassMutual Select T. Rowe Price Retirement 2020 Fund (page 35 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.47%	.62%	.62%	.62%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.53%	.68%	.93%	1.18%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.41%	.56%	.81%	1.06%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .41%, .56%, .81%, and 1.06% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$42	$152	$280	$652
Class M5	$57	$200	$362	$833
Class M4	$83	$279	$498	$1,130
Class M3	$108	$357	$633	$1,420

MassMutual Select T. Rowe Price Retirement 2025 Fund (page 43 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.51%	.66%	.66%	.66%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses	.56%	.71%	.96%	1.21%
Expense Reimbursement	(.11%)	(.11%)	(.11%)	(.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.45%	.60%	.85%	1.10%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .45%, .60%, .85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$46	$163	$296	$685
Class M5	$61	$210	$379	$867
Class M4	$87	$289	$515	$1,163
Class M3	$112	$367	$649	$1,451

MassMutual Select T. Rowe Price Retirement 2030 Fund (page 51 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.54%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.04%	.04%	.04%	.04%
Total Annual Fund Operating Expenses	.58%	.73%	.98%	1.23%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.48%	.63%	.88%	1.13%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .63%, .88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$171	$310	$715
Class M5	$64	$219	$393	$896
Class M4	$90	$298	$528	$1,192
Class M3	$115	$376	$663	$1,479

MassMutual Select T. Rowe Price Retirement 2035 Fund (page 59 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.57%	.72%	.72%	.72%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.03%	.03%	.03%	.03%
Total Annual Fund Operating Expenses	.60%	.75%	1.00%	1.25%
Expense Reimbursement	(.11%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.49%	.66%	.91%	1.16%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .49%, .66%, .91%, and 1.16% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$176	$319	$737
Class M5	$67	$226	$405	$921
Class M4	$93	$305	$540	$1,215
Class M3	$118	$383	$674	$1,502

MassMutual Select T. Rowe Price Retirement 2040 Fund (page 67 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.60%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.62%	.77%	1.02%	1.27%
Expense Reimbursement	(.12%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.50%	.68%	.93%	1.18%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .68%, .93%, and 1.18% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$179	$326	$751
Class M5	$69	$231	$412	$936
Class M4	$95	$310	$548	$1,230
Class M3	$120	$388	$682	$1,517

MassMutual Select T. Rowe Price Retirement 2045 Fund (page 75 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.13%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.50%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$182	$332	$767
Class M5	$72	$237	$421	$955
Class M4	$97	$316	$557	$1,248
Class M3	$122	$394	$691	$1,534

MassMutual Select T. Rowe Price Retirement 2050 Fund (page 83 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$334	$772
Class M5	$72	$237	$422	$958
Class M4	$97	$316	$558	$1,251
Class M3	$122	$394	$692	$1,537

MassMutual Select T. Rowe Price Retirement 2055 Fund (page 91 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$335	$773
Class M5	$72	$238	$423	$959
Class M4	$97	$316	$558	$1,252
Class M3	$122	$394	$692	$1,538

MassMutual Select T. Rowe Price Retirement 2060 Fund (page 99 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$335	$773
Class M5	$72	$238	$423	$959
Class M4	$97	$316	$558	$1,252
Class M3	$122	$394	$692	$1,538
The following information replaces similar information for the Funds found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 12, 20, 28, 36, 44, 52, 60, 68, 76, 84, 92, and 100:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
The following information replaces the information under the heading Tactical Asset Allocation in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies found on page 110:
Tactical Asset Allocation. The allocations to asset classes and Underlying Funds are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its outlook for the global economy and securities markets. Target allocations are set periodically for the MassMutual Select T. Rowe Price Retirement Funds, and any variance from the neutral allocation can be strategically applied to any sector or combination of Underlying Funds’ target allocations within a broad asset class or to any single Underlying Fund in which a MassMutual Select T. Rowe Price Retirement Fund can invest. The target allocation assigned to a broad asset class (stocks or bonds) is not expected to vary from a MassMutual Select T. Rowe Price Retirement Fund’s prescribed neutral allocation by more than plus (+) or minus (-) five percentage (5%) points. For each MassMutual Select T. Rowe Price Retirement Fund with a target retirement date, during the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths. When deciding upon allocations within these prescribed limits, T. Rowe Price may favor bonds if the economy is expected to slow sufficiently to hurt corporate profits and T. Rowe Price may favor stocks when strong economic growth is expected. T. Rowe Price also considers the capacity of an Underlying Fund to absorb additional cash flow. Each MassMutual Select T. Rowe Price Retirement Fund may hold a portion of its assets in cash or cash equivalents. In addition, each MassMutual Select T. Rowe Price Retirement Fund may make investments in the State Street Institutional U.S. Government Money Market Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.
Effective on or about August 1, 2020, the following information replaces the second paragraph under the heading Investment Adviser in the section titled Management of the Funds found on page 126:
Each Fund pays MML Advisers all-inclusive management fees based on the average daily net assets of each class of the Fund. The all-inclusive management fees are calculated and accrued daily, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The difference in all-inclusive management fees among the classes, if any, is a result of their separate arrangements for administrative and shareholder services. It is not the result of any difference in management or custodial fees or other expenses related to the management of the Fund’s assets, which do not vary by class. Except for the MassMutual Select T. Rowe Price Retirement Balanced Fund, in accordance with a predetermined contractual fee schedule, the all-inclusive management fee rates for the MassMutual Select T. Rowe Price Retirement Funds generally decline over time as the Fund reduces its overall stock exposure along its glide path. The fee tables above reflect the all-inclusive management fee rates that will be in effect on or about August 1, 2020. Any predetermined decrease in the all-inclusive management fee rates for a particular year will occur on June 1. The contractual fee schedule applicable to the MassMutual Select T. Rowe Price Retirement Funds is available in the Funds’ Statement of Additional Information.
Effective on or about August 1, 2020, the following information replaces the fourth paragraph under the heading Investment Adviser in the section titled Management of the Funds found on page 126:
A component of the all-inclusive management fees that each Fund pays MML Advisers is for administrative and shareholder services to compensate it for providing general administrative services to the Funds and for providing or causing to be provided ongoing shareholder servicing to direct and indirect investors in the Funds. MML Advisers pays substantially all of this component to MassMutual in respect of shareholder servicing and investor recordkeeping services provided by it, or to another entity with which

MassMutual has contracted. The component is calculated and paid based on the average daily net assets attributable to each share class of the Fund separately, and is paid at the following annual rates: .15% for Class M5 shares, Class M4 shares, and Class M3 shares. Class I shares do not pay for any administrative and shareholder services.
Effective on or about August 1, 2020, the following information replaces the first two paragraphs under the section titled About the Classes of Shares — I, M5, M4, and M3 Shares found on page 128:
Each Fund offers four Classes of shares. The only differences among the various Classes are that (a) each Class is subject to different expenses specific to that Class, including any expenses under a Rule 12b-1 Plan and any administrative and shareholder service expenses included in each Fund’s all-inclusive management fees; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; and (d) each Class has different exchange privileges. Not all of the Classes of a Fund are available in every state.
Shares of all Classes, except Class I shares, pay for administrative and shareholder services as part of each Fund’s all-inclusive management fees as described above under “Management of the Funds — Investment Adviser.” In addition, Class M4 and Class M3 shares are subject to servicing or distribution fees paid under a Rule 12b-1 Plan. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share Class, see the “Financial Highlights” tables later in this Prospectus. Investors may receive different levels of service in connection with investments in different Classes of shares, and intermediaries may receive different levels of compensation in connection with each share Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.
Effective on or about August 1, 2020, the following information replaces the information under the heading Shareholder servicing payments in the section titled Distribution Plan, Shareholder Servicing, and Payments to Intermediaries found on page 129:
Shareholder servicing payments. MML Advisers pays all or a portion of the component of the all-inclusive management fees that it receives from each Fund for administrative and shareholder services, as described above under “Management of the Funds — Investment Adviser,” to MassMutual as compensation for, or reimbursement of expenses relating to, services provided to shareholders of the Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)	.40%	.55%	.55%	.55%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.46%	.61%	.86%	1.11%
Expense Reimbursement	(.13%)	(.13%)	(.13%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.33%	.48%	.73%	.98%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .33%, .48%, .73%, and .98% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$34	$127	$236	$556
Class M5	$49	$175	$319	$739
Class M4	$75	$254	$456	$1,038
Class M3	$100	$333	$591	$1,330
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD Bal)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.42%	.57%	.57%	.57%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.07%	.07%	.07%	.07%
Total Annual Fund Operating Expenses	.49%	.64%	.89%	1.14%
Expense Reimbursement	(.14%)	(.14%)	(.14%)	(.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.35%	.50%	.75%	1.00%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .35%, .50%, .75%, and 1.00% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$36	$136	$253	$596
Class M5	$51	$184	$336	$779
Class M4	$77	$263	$473	$1,077
Class M3	$102	$341	$607	$1,368
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-20-03

MMASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.42%	.57%	.57%	.57%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.07%	.07%	.07%	.07%
Total Annual Fund Operating Expenses	.49%	.64%	.89%	1.14%
Expense Reimbursement	(.14%)	(.14%)	(.14%)	(.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.35%	.50%	.75%	1.00%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .35%, .50%, .75%, and 1.00% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$36	$136	$253	$596
Class M5	$51	$184	$336	$779
Class M4	$77	$263	$473	$1,077
Class M3	$102	$341	$607	$1,368
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.45%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.51%	.66%	.91%	1.16%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.39%	.54%	.79%	1.04%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .39%, .54%, .79%, and 1.04% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$40	$144	$265	$618
Class M5	$55	$192	$348	$801
Class M4	$81	$271	$484	$1,099
Class M3	$106	$350	$619	$1,389
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.47%	.62%	.62%	.62%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.06%	.06%	.06%	.06%
Total Annual Fund Operating Expenses	.53%	.68%	.93%	1.18%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.41%	.56%	.81%	1.06%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .41%, .56%, .81%, and 1.06% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$42	$152	$280	$652
Class M5	$57	$200	$362	$833
Class M4	$83	$279	$498	$1,130
Class M3	$108	$357	$633	$1,420
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.51%	.66%	.66%	.66%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses	.56%	.71%	.96%	1.21%
Expense Reimbursement	(.11%)	(.11%)	(.11%)	(.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.45%	.60%	.85%	1.10%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .45%, .60%, .85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$46	$163	$296	$685
Class M5	$61	$210	$379	$867
Class M4	$87	$289	$515	$1,163
Class M3	$112	$367	$649	$1,451
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.54%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.04%	.04%	.04%	.04%
Total Annual Fund Operating Expenses	.58%	.73%	.98%	1.23%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.48%	.63%	.88%	1.13%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .63%, .88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$171	$310	$715
Class M5	$64	$219	$393	$896
Class M4	$90	$298	$528	$1,192
Class M3	$115	$376	$663	$1,479
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.57%	.72%	.72%	.72%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.03%	.03%	.03%	.03%
Total Annual Fund Operating Expenses	.60%	.75%	1.00%	1.25%
Expense Reimbursement	(.11%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.49%	.66%	.91%	1.16%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .49%, .66%, .91%, and 1.16% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$176	$319	$737
Class M5	$67	$226	$405	$921
Class M4	$93	$305	$540	$1,215
Class M3	$118	$383	$674	$1,502
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.60%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.62%	.77%	1.02%	1.27%
Expense Reimbursement	(.12%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.50%	.68%	.93%	1.18%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .68%, .93%, and 1.18% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$179	$326	$751
Class M5	$69	$231	$412	$936
Class M4	$95	$310	$548	$1,230
Class M3	$120	$388	$682	$1,517
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.13%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.50%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$182	$332	$767
Class M5	$72	$237	$421	$955
Class M4	$97	$316	$557	$1,248
Class M3	$122	$394	$691	$1,534
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$334	$772
Class M5	$72	$237	$422	$958
Class M4	$97	$316	$558	$1,251
Class M3	$122	$394	$692	$1,537
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$335	$773
Class M5	$72	$238	$423	$959
Class M4	$97	$316	$558	$1,252
Class M3	$122	$394	$692	$1,538
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Fund”)
Supplement dated June 12, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective on or about August 1, 2020, the following information supplements the information for the Fund found in the Summary Prospectus:
The Fund does not currently charge a management fee. However, the Fund indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests (Underlying Funds).
On or about August 1, 2020, the Fund will begin charging an all-inclusive management fee based on each share class of the Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Fund’s ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The all-inclusive management fee rate for the MassMutual Select T. Rowe Price Retirement Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.
At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, the Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.
At the time the Fund implements these changes, the fee table and expense example will be revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)(2)	.61%	.76%	.76%	.76%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	—	—	—	—
Acquired Fund Fees and Expenses(1)	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses	.63%	.78%	1.03%	1.28%
Expense Reimbursement	(.12%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.51%	.70%	.95%	1.20%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$184	$335	$773
Class M5	$72	$238	$423	$959
Class M4	$97	$316	$558	$1,252
Class M3	$122	$394	$692	$1,538
The following information replaces similar information for the Fund found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-20-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated June 12, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective on or about August 1, 2020, the following information replaces the information in the fourth paragraph under the heading Investment Adviser found on page B-62 in the section titled Investment Advisory and Other Service Agreements:
Each class of each Fund is subject to a contractual all-inclusive advisory fee based on a percentage of the average daily net assets of such class. For more information about the all-inclusive advisory fee, see the information provided under “Management of the Funds — Investment Adviser” in the Prospectus.
The applicable all-inclusive fee rate for each class of a Fund (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined.
The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.
Class M5, Class M4, and Class M3
Years to Target Date	Annual Fee Rate (%)	Years to Target Date	Annual Fee Rate (%)
All Prior Years	0.764	(1)	0.619
31	0.763	(2)	0.613
30	0.763	(3)	0.608
29	0.763	(4)	0.602
28	0.763	(5)	0.596
27	0.763	(6)	0.590
26	0.763	(7)	0.583
25	0.760	(8)	0.577
24	0.758	Thereafter	0.571
23	0.755
22	0.753
21	0.749
20	0.745
19	0.741

Years to Target Date	Annual Fee Rate (%)	Years to Target Date	Annual Fee Rate (%)
18	0.736
17	0.732
16	0.728
15	0.723
14	0.717
13	0.712
12	0.706
11	0.701
10	0.694
9	0.687
8	0.681
7	0.674
6	0.667
5	0.660
4	0.652
3	0.645
2	0.637
1	0.630
0	0.624
MM Select T. Rowe Price Retirement Balanced Fund Annual Fee rate: 0.546%
Class I
Years to Target Date	Annual Fee Rate (%)	Years to Target Date	Annual Fee Rate (%)
All Prior Years	0.614	(1)	0.469
31	0.613	(2)	0.463
30	0.613	(3)	0.458
29	0.613	(4)	0.452
28	0.613	(5)	0.446
27	0.613	(6)	0.440
26	0.613	(7)	0.433
25	0.610	(8)	0.427
24	0.608	Thereafter	0.421
23	0.605
22	0.603
21	0.599
20	0.595
19	0.591
18	0.586
17	0.582
16	0.578
15	0.573
14	0.567

Years to Target Date	Annual Fee Rate (%)	Years to Target Date	Annual Fee Rate (%)
13	0.562
12	0.556
11	0.551
10	0.544
9	0.537
8	0.531
7	0.524
6	0.517
5	0.510
4	0.502
3	0.495
2	0.487
1	0.480
0	0.474
MM Select T. Rowe Price Retirement Balanced Fund Annual Fee rate: 0.396%
Effective August 1, 2020, the following information replaces the information in the first paragraph under the heading Administrator, Sub-Administrators, and Shareholder Servicing Agent found on page B-63 in the section titled Investment Advisory and Other Service Agreements:
MML Advisers has entered into an administrative and shareholder services agreement (the “Administrative and Shareholder Services Agreement”) with the Trust, on behalf of each Fund, pursuant to which MML Advisers is obligated to provide certain administrative and shareholder services. MML Advisers may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative and Shareholder Services Agreement. MML Advisers has entered into sub-administration agreements with both State Street and MassMutual pursuant to which State Street and MassMutual each assist in many aspects of fund administration. Pursuant to each Fund’s Advisory Agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive advisory fees that it receives, MML Advisers receives from each Fund administrative services fees, which are equal to the fees payable under the Administrative and Shareholder Services Agreement, monthly at an annual rate based upon the average daily net assets of the applicable class of shares of each Fund as shown in the table below:
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-20-02